As filed with the Securities and Exchange Commission on August 16, 2013
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 140	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 144	[X]

(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:                        As soon as practicable after the effective
                                                                                                           date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on August 30, 2013 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 30, 2013 as the new effective date for Post-Effective Amendment No. 98 to the Registration Statement filed on February 4, 2013 for the CV Sector Rotational Fund. Previously, the filing of Post-Effective Amendment No. 108 delayed the effective date until April 29, 2013, Post-Effective Amendment No 110 delayed the effective date until May 13, 2013, Post-Effective Amendment No 114 delayed the effective date until May 28, 2013, Post-Effective Amendment No 119 delayed the effective date until June 10, 2013, Post-Effective Amendment No 123 delayed the effective date until July 10, 2013,  Post-Effective Amendment No 127 delayed the effective date until July 31, 2013, and Post-Effective Amendment No 133 delayed the effective date until August 16, 2013. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 98 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 16th day of August, 2013.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	August 16, 2013
Jack E. Brinson

*	Trustee and Chairman	August 16, 2013
James H. Speed, Jr.

*	Trustee	August 16, 2013
J. Buckley Strandberg

*	Trustee	August 16, 2013
Michael G. Mosley

*	Trustee	August 16, 2013
Theo H. Pitt, Jr.

*	President, RiskX Funds	August 16, 2013
D.J. Murphey

*	Treasurer, RiskX Funds	August 16, 2013
Julie M. Koethe

*	President and Treasurer,	August 16, 2013
Robert G. Fontana	Caritas All-Cap Growth Fund

*	President and Treasurer,	August 16, 2013
Matthew R. Lee	Presidio Multi-Strategy Fund

*	President, Roumell Opportunistic Value Fund	August 16, 2013
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	August 16, 2013
Craig L. Lukin

*	President and Treasurer,	August 16, 2013
Mark A. Grimaldi	The Sector Rotation Fund

*	President and Treasurer,	August 16, 2013
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	August 16, 2013
J. Philip Bell

*	President, Arin Funds	August 16, 2013
Joseph J. DeSipio

*	Treasurer, Arin Funds	August 16, 2013
Lawrence H. Lempert

*	President,	August 16, 2013
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	President and Treasurer,	August 16, 2013
Gabriel F. Thornhill IV	Thornhill Strategic Equity Fund

*	President,	August 16, 2013
Jeffrey R. Spotts	Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund)

*	President,	August 16, 2013
Michael Barron	CV Sector Rotational Fund

*	Treasurer of the CV Sector Rotational Fund and	August 16, 2013
Brenda A. Smith	Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund), President and Treasurer of the CV Asset Allocation Fund

/s/ T. Lee Hale, Jr. T. Lee Hale, Jr.	Treasurer of the Matisse Discounted Closed-End Fund Strategy, Chief Compliance Officer and Assistant Treasurer of the Trust	August 16, 2013

* By: /s/ A. Vason Hamrick	Dated: August 16, 2013
A. Vason Hamrick, Secretary and Attorney-in-Fact